Events After Reporting Period	12 Months Ended
Mar. 31, 2025
Events After Reporting Period [Abstract]
Events after reporting period
26.	Events after reporting period

The Company evaluated all events and transactions that from March 31, 2025, up through July 31, 2025 which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements except below:

On June 25, 2025, the Company completed its initial public offering. In this offering, the Company issued 2,000,000 Class A ordinary shares at a price of US$4.00 per shares. The Company received gross proceeds in the amount of US$8,000,000 before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on June 25, 2025 on the Nasdaq Capital Market under the ticker symbol “FMFC”.

On July 16, 2025, the underwriters exercised the over-allotment option to purchase an additional 300,000 ordinary shares of the Company, par value US$0.00001 per share, at a price of US$4.00 per share.

Gross proceeds of the Company’s IPO, including the proceeds from the sale of the Over-allotment Shares, totaled approximately US$9.2 million, before deducting underwriting discounts and other related expenses.

As at July 2025, all outstanding borrowings have been fully repaid and discharged.